Schedule of Investments
March 31, 2023 (unaudited)
Azzad Ethical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.64%

Aircraft & Parts - 2.11%
HEICO Corp. Class A	19,545	2,656,166

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.53%
Levi Strauss & Co. Class A	84,541	1,541,182
Lululemon Athletica, Inc. (Canada)	4,521	1,646,503

		3,187,685

Biological Products, (No Diagnostic Substances) - 4.98%
Bio-Techne Corp.	19,370	1,437,060
Repligen Corp. (2)	11,697	1,969,307
Seagen, Inc. (2)	14,349	2,905,242

		6,311,609

Capital Goods - 0.79%
Howmet Aerospace, Inc. (2)	8,225	523,482
Willscot Mobile Mini Holding Corp. (2)	10,323	483,942

		1,007,424

Computer Communications Equipment - 3.86%
Arista Networks, Inc. (2)	29,161	4,894,965

Dental Equipment & Supplies - 1.66%
Envista Holdings Corp. (2)	51,368	2,099,924

Electrical Work - 2.18%
Quanta Services, Inc.	16,567	2,760,725

Electronic Components & Accessories - 1.48%
Universal Display Corp.	12,095	1,876,297

General Industrial Machinery & Equipment - 0.97%
Zebra Technologies Corp. Class A (2)	3,878	1,233,204

Household Appliances - 1.64%
A.O. Smith Corp.	30,071	2,079,410

Industrial Instruments For Measurement, Display, & Control- 2.02%
Keysight Technologies, Inc. (2)	15,830	2,556,228

Instruments For Meas & Testing of Electricity & Electric Signals - 2.36%
Teradyne, Inc.	27,876	2,996,949

Laboratory Analytical Instruments - 1.44%
Agilent Technologies, Inc.	13,208	1,827,195

Lumber & Wood Products (No Furniture) - 1.47%
Trex Co., Inc. (2)	38,230	1,860,654

Measuring & Controlling Devices - 1.15%
Trimble, Inc. (2)	27,877	1,461,312

Metalworking Machinery & Equipment - 1.04%
Lincoln Electric Holdings, Inc.	7,778	1,315,260

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.03%
Martin Marietta Materials, Inc.	3,666	1,301,650

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.03%
Novanta, Inc. (2)	8,225	1,308,515

Motors & Generators - 1.03%
Generac Holdings, Inc. Class A (2)	12,113	1,308,325

Motor Vehicle Parts & Accessories - 0.98%
Borgwarner, Inc.	25,200	1,237,572

Ophthalmic Goods - 0.77%
National Vision Holdings, Inc. (2)	32,309	608,702
The Cooper Companies, Inc. (2)	996	371,867

		980,569

Optical Instruments & Lenses - 1.41%
KLA Corp.	4,479	1,787,882

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.01%
Edwards Lifesciences Corp. (2)	20,725	1,714,579
Intuitive Surgical, Inc. (2)	8,223	2,100,730

		3,815,309

Pharmaceutical Preparations- 1.42%
Genmab A/S ADR (2)	47,713	1,801,643

Pumps & Pumping Equipment - 1.24%
IDEX Corp.	6,799	1,570,773

Retail-Auto Dealers & Gasoline Stations - 1.70%
Copart, Inc. (2)	28,686	2,157,474

Retail-Building Materials, Hardware, Garden Supply - 2.10%
Fastenal Co.	49,286	2,658,487

Retail-Lumber & Other Building Materials Dealers - 1.52%
Floor & Decor Holdings, Inc. Class A (2)	19,629	1,927,960

Retail-Shoe Stores - 0.95%
Foot Locker, Inc. (2)	30,342	1,204,274

Rubber & Plastics Footwear - 1.19%
On Holding AG Class A (Switzerland) (2)	48,709	1,511,440

Semiconductors & Related Devices - 7.12%
Marvell Technology Group Ltd. (Bermuda)	44,591	1,930,790
Microchip Technology, Inc.	33,043	2,768,343
Monolithic Power Systems, Inc.	8,640	4,324,665

		9,023,798

Services-Business Services - 3.74%
Costar Group, Inc. (2)	68,891	4,743,145

Services-Computer Processing & Data Preparation - 1.12%
Workday, Inc. Class A (2)	6,899	1,424,919

Services-Computer Programming, Data Processing, Etc. - 6.43%
Factset Research Systems, Inc.	3,581	1,486,437
Pinterest, Inc. Class A (2)	113,374	3,091,709
Shutterstock, Inc.	18,750	1,361,250
The Trade Desk, Inc. Class A (2)	36,258	2,208,475

		8,147,871

Services-Miscellaneous Amusement & Recreation - 1.37%
Vail Resorts, Inc.	7,436	1,737,644

Services-Prepackaged Software - 12.67%
Cadence Design Systems, Inc. (2)	19,588	4,115,243
Crowdstrike Holdings, Inc. Class A (2)	14,275	1,959,387
Docusign, Inc. (2)	24,684	1,439,077
EngageSmart, Inc. (2)	25,571	492,242
HubSpot, Inc. (2)	2,150	921,813
Paycom Software, Inc. (2)	7,107	2,160,599
Tyler Technologies, Inc. (2)	5,816	2,062,586
Veeva Systems, Inc. Class A (2)	1,435	263,739
Workiva, Inc. (2)	15,268	1,563,596
ZoomInfo Technologies, Inc. (2)	43,466	1,074,045

		16,052,327

Software & Services - Communications Services, NEC - 0.17%
Doubleverify Holdings, Inc. (2)	7,149	215,542

Sugar & Confectionery Products - 1.50%
Hershey Co.	7,472	1,900,952

Surgical & Medical Instruments & Apparatus - 5.01%
DexCom, Inc. (2)	41,218	4,788,707
West Pharmaceutical Services, Inc. Class C	4,504	1,560,501

		6,349,208

Switchgear & Switchboard Apparatus - 1.00%
Littelfuse, Inc.	4,746	1,272,355

Trucking (No Local) - 1.86%
Old Dominion Freight Line, Inc.	6,915	2,356,909

Wholesale-Miscellaneous Durable Goods - 1.75%
Pool Corp.	6,493	2,223,463

X-Ray Apparatus & Tubes & Related Irradiation Apparatus- 1.85%
Hologic, Inc. (2)	28,978	2,338,525

Total Investments - 96.62%	(Cost $ 101,824,410)	122,483,538

Other Assets Less Liabilities - 3.38%		4,255,259

Total Net Assets - 100.00%		126,738,797

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$122,483,538	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$122,483,538	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.